Investment Objectives and Goals - FORT PITT CAPITAL TOTAL RETURN FUND	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective, Primary [Text Block]	Investment Objective: The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.